Rule 497 (e)
Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
FIRST TRUST NASADAQ CYBERSECURITY ETF
(the “Fund”)
SUPPLEMENT TO THE FUND’S PROSPECTUS DATED FEBRUARY 1, 2017
AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2017 AS PREVIOUSLY SUPPLEMENTED ON APRIL 24, 2017
DATED JUNE 23, 2017
Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the Fund will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE